Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets - BRL (R$) R$ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Variables (1% of sales) [Member]
Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets [Line Items]
(Expenses) revenues for the period		R$ (25)	R$ (5)
Subleases [Member]
Leases (Details) - Schedule of lease expense on variable rents, low-value, and short-term assets [Line Items]
(Expenses) revenues for the period	[1]	R$ 36	R$ 21

[1]	Refers mainly to revenue from lease agreements receivable from commercial galleries.